Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
13.	LEASES

The Group as a lessee

The Group has lease contracts for land and buildings. Lump sum payments were made upfront to acquire the leased land from the owners with lease periods of 30 years, and no ongoing payments will be made under the terms of these land leases. Leases of buildings generally have lease terms between 2 and 7 years. Other leases generally have lease terms of 12 months or less and/or are individually of low value. Generally, the Group is restricted from assigning and subleasing the leased assets outside the Group.

(a)	Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the year are as follows:

	Buildings	Leasehold land	Total	Total
	RMB	RMB	RMB	US$

As at January 1, 2024	23,654	27,598	51,252	7,329
Additions	17,108	-	17,108	2,446
Depreciation charge (note 6)	(10,004)	(1,130)	(11,134)	(1,592)
Disposal	(1,067)	-	(1,067)	(153)
Exchange realignment	(50)	-	(50)	(7)
As at December 31, 2024 and January 1, 2025	29,641	26,468	56,109	8,023
Additions	5,047	-	5,047	722
Depreciation charge (note 6)	(9,527)	(1,130)	(10,657)	(1,524)
Disposal	(2,675)	-	(2,675)	(382)
Exchange realignment	3	-	3	-

As at December 31, 2025	22,489	25,338	47,827	6,839
(b)	Lease liabilities

The carrying amount of lease liabilities (included under interest-bearing bank and other borrowings) and the movements during the year are as follows:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Carrying amount at January 1	22,681	30,232	4,323
New leases	17,108	5,047	722
Accretion of interest recognized during the year (note 8)	1,498	1,118	160
Payments	(9,911)	(10,835)	(1,549)
Exchange realignment	8	(6)	(1)
Disposal	(1,152)	(3,360)	(481)

Carrying amount at December 31	30,232	22,196	3,174

Analyzed into:
Current portion	9,439	7,283	1,041
Non-current portion	20,793	14,913	2,133

The maturity analysis of lease liabilities is disclosed in note 39 to the consolidated financial statements.

(c)	The amounts recognized in profit or loss in relation to leases are as follows:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Interest on lease liabilities (note 8)	1,498	1,118	160
Depreciation charge of right-of-use assets	11,134	10,657	1,524
Expense relating to short-term leases (included in administrative expenses) (note 6)	238	329	47

Total amount recognized in profit or loss	12,870	12,104	1,731

(d)	The total cash outflow for leases and future cash outflows relating to leases that have not yet commenced are disclosed in notes 32(c) and 33(b), respectively, to the consolidated financial statements.